Cover	Jul. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Entity File Number	001-41563
Entity Registrant Name	Brookfield Asset Management Ltd.
Entity Central Index Key	0001937926
Entity Tax Identification Number	98-1702516
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	225 Liberty Street, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281-1048
City Area Code	212
Local Phone Number	417-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Limited Voting Shares
Trading Symbol	BAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false